Shareholder Report, Holdings (Details)	Dec. 31, 2025
Fidelity Series International Developed Markets Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Series International Developed Markets Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series International Developed Markets Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Series International Developed Markets Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Series International Developed Markets Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Series International Developed Markets Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series International Developed Markets Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series International Developed Markets Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series International Developed Markets Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series International Developed Markets Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series International Developed Markets Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Series International Developed Markets Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity Series International Developed Markets Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Series International Developed Markets Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Series International Developed Markets Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	42.80%
Fidelity Series International Developed Markets Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series International Developed Markets Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Series International Developed Markets Bond Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series International Developed Markets Bond Index Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Series International Developed Markets Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Series International Developed Markets Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Series International Developed Markets Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series International Developed Markets Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series International Developed Markets Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series International Developed Markets Bond Index Fund | Austria
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series International Developed Markets Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Series International Developed Markets Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Series International Developed Markets Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series International Credit Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Series International Credit Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Series International Credit Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series International Credit Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series International Credit Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series International Credit Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series International Credit Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series International Credit Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series International Credit Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series International Credit Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series International Credit Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Series International Credit Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series International Credit Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Series International Credit Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Series International Credit Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Series International Credit Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series International Credit Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Series International Credit Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series International Credit Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series International Credit Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series International Credit Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series International Credit Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series International Credit Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series International Credit Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Series International Credit Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Series International Credit Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series International Credit Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series International Credit Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Series International Credit Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Series International Credit Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series International Credit Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series International Credit Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Series International Credit Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series International Credit Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	60.90%
Fidelity Series International Credit Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Series International Credit Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Intermediate Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Intermediate Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Intermediate Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Intermediate Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Intermediate Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Intermediate Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Fidelity Intermediate Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Intermediate Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Intermediate Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Intermediate Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Intermediate Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Intermediate Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity Intermediate Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Intermediate Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Intermediate Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Intermediate Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Intermediate Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Intermediate Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	37.30%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Intermediate Municipal Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Multi-Asset Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Multi-Asset Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Multi-Asset Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Multi-Asset Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Multi-Asset Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Multi-Asset Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Multi-Asset Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Multi-Asset Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Multi-Asset Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Multi-Asset Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Multi-Asset Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Multi-Asset Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Multi-Asset Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Multi-Asset Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Multi-Asset Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Multi-Asset Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Multi-Asset Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Multi-Asset Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Multi-Asset Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Fidelity Multi-Asset Income Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Multi-Asset Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Multi-Asset Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Multi-Asset Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Multi-Asset Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Multi-Asset Income Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Fidelity Multi-Asset Income Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Multi-Asset Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Multi-Asset Income Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Multi-Asset Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Multi-Asset Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Multi-Asset Income Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Multi-Asset Income Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Fidelity Advisor Multi-Asset Income Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Multi-Asset Income Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Fidelity Advisor Multi-Asset Income Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Multi-Asset Income Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Multi-Asset Income Fund - Class M | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Multi-Asset Income Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Multi-Asset Income Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Fidelity Advisor Multi-Asset Income Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Multi-Asset Income Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Fidelity Advisor Multi-Asset Income Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Multi-Asset Income Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Multi-Asset Income Fund - Class I | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Multi-Asset Income Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Multi-Asset Income Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Fidelity Advisor Multi-Asset Income Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Multi-Asset Income Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Fidelity Advisor Multi-Asset Income Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Multi-Asset Income Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Multi-Asset Income Fund - Class C | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Multi-Asset Income Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Multi-Asset Income Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Fidelity Advisor Multi-Asset Income Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Multi-Asset Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Multi-Asset Income Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Multi-Asset Income Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Fidelity Advisor Multi-Asset Income Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	47.80%
Fidelity Advisor Multi-Asset Income Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Multi-Asset Income Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Multi-Asset Income Fund - Class A | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Multi-Asset Income Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Multi-Asset Income Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%